                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3003

                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)



50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 3/31

                               PORTFOLIO HOLDINGS

                                      FOR

                    RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

                               AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL NOTES (99.2%)
                                     AMOUNT
                       EFFECTIVE   PAYABLE AT
ISSUE(B,C,D)             YIELD      MATURITY              VALUE(A)
ARIZONA (2.8%)
Salt River Project Agricultural
 C.P.
  07-05-07              3.59%       $3,000,000          $3,000,000
------------------------------------------------------------------

DISTRICT OF COLUMBIA (1.1%)
District of Columbia
 Revenue Bonds
 American Psychological Association
 V.R.D.N. Series 2003 (Bank of America)
  03-01-28               3.68        1,200,000(e)        1,200,000
------------------------------------------------------------------

FLORIDA (7.4%)
Jacksonville Health Facilities Authority
 C.P.
  06-06-07               3.61        3,000,000           3,000,000
Miami-Dade County School District
 T.R.A.N. Series 2006
  06-28-07               3.63        5,000,000           5,009,177
                                                       -----------
Total                                                    8,009,177
------------------------------------------------------------------

GEORGIA (4.4%)
City of Atlanta
 Revenue Bonds
 V.R.D.N. Series 2002C (Dexia Credit Local) FSA
  11-01-41               3.78          500,000(e)          500,000
DeKalb County Hospital Authority
 Revenue Bonds
 DeKalb Medical Center Project
 V.R.D.N. Series 2003B (Wachovia Bank) FSA
  09-01-31               3.66        3,600,000(e)        3,600,000
Fulton County Development Authority
 Revenue Bonds
 Woodward Academy Incorporated Project
 V.R.D.N. Series 2002 (SunTrust Bank)
  12-01-27               3.66          600,000(e)          600,000
                                                       -----------
Total                                                    4,700,000
------------------------------------------------------------------

ILLINOIS (9.2%)
County of Cook
 Unlimited General Obligation Bonds
 Capital Improvement
 V.R.D.N. Series 2002B
 (Landesbank Hessen-Thuringen Girozentrale)
  11-01-31               3.65        4,000,000(e)        4,000,000

MUNICIPAL NOTES (CONTINUED)
                                     AMOUNT
                       EFFECTIVE   PAYABLE AT
ISSUE(B,C,D)             YIELD      MATURITY              VALUE(A)
ILLINOIS (CONT.)
Illinois Health Facilities Authority
 Revenue Bonds
 University of Chicago Hospitals
 V.R.D.N. Series 1998 (Bank One Illinois) MBIA
  08-01-26              3.77%         $900,000(e)         $900,000
Illinois International District
 Refunding Revenue Bonds
 V.R.D.N. Series 2003 (LaSalle Bank)
  01-01-23               3.75        1,000,000(e)        1,000,000
State of Illinois
 Unlimited General Obligation Bonds
 V.R.D.N. Series 2003B (Depfa Bank)
  10-01-33               3.66        4,000,000(e)        4,000,000
                                                       -----------
Total                                                    9,900,000
------------------------------------------------------------------

INDIANA (4.0%)
Hammond
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
  02-01-22               3.80          300,000(e)          300,000
Indiana University
 Revenue Bonds
 V.R.D.N. Series 2000
  11-15-20               3.65        4,000,000(e)        4,000,000
                                                       -----------
Total                                                    4,300,000
------------------------------------------------------------------

KENTUCKY (5.0%)
Newport
 Revenue Bonds
 V.R.D.N. Series 2002 (US Bank)
  04-01-32               3.71        4,200,000(e)        4,200,000
Williamsburg
 Refunding & Improvement Revenue Bonds
 Cumberland Project
 V.R.D.N. Series 2002 (Fifth Third Bank)
  09-01-32               3.69        1,225,000(e)        1,225,000
                                                       -----------
Total                                                    5,425,000
------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                     AMOUNT
                       EFFECTIVE   PAYABLE AT
ISSUE(B,C,D)             YIELD      MATURITY              VALUE(A)

MARYLAND (3.2%)
Maryland Health & Higher Education
 C.P.
  07-05-07              3.58%       $2,000,000          $2,000,000
  07-05-07               3.59        1,500,000           1,500,000
                                                       -----------
Total                                                    3,500,000
------------------------------------------------------------------

MASSACHUSETTS (2.8%)
Massachusetts School Building Authority
 C.P.
  06-12-07               3.54        3,000,000           3,000,000
------------------------------------------------------------------

MICHIGAN (6.8%)
Detroit
 Revenue Bonds
 Senior Lien
 V.R.D.N. Series 2003B (Dexia Credit Local) FSA
  07-01-33               3.78        2,700,000(e)        2,700,000
Northville Township Economic Development Corporation
 Revenue Bonds
 Thrifty Northville Incorporated Project
 V.R.D.N. Series 1984 (Fifth Third Bank)
  05-01-14               3.71        3,800,000(e)        3,800,000
University of Michigan
 Refunding Revenue Bonds
 University of Michigan Hospitals
 V.R.D.N. Series 1992A
  12-01-19               3.79          800,000(e)          800,000
                                                       -----------
Total                                                    7,300,000
------------------------------------------------------------------

MINNESOTA (8.6%)
Arden Hills
 Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999B (U.S. Bank)
  09-01-29               3.84          300,000(e)          300,000
Rochester Health Care Facilities
 C.P.
  06-06-07               3.61        4,000,000           4,000,000
Southern Minnesota Municipal Power
 C.P.
  05-03-07               3.53        4,100,000           4,100,000
  05-03-07               3.58          900,000             900,000
                                                       -----------
Total                                                    9,300,000
------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND-PORTFOLIO HOLDINGS AT MARCH 31, 2007

MUNICIPAL NOTES (CONTINUED)
                                     AMOUNT
                       EFFECTIVE   PAYABLE AT
ISSUE(B,C,D)             YIELD      MATURITY              VALUE(A)

MISSISSIPPI (2.3%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
  06-01-23              3.78%       $2,500,000(e)       $2,500,000
------------------------------------------------------------------

MISSOURI (2.1%)
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 V.R.D.N. Series 1996A (Morgan Guaranty Trust)
  09-01-30               3.80        2,300,000(e)        2,300,000
------------------------------------------------------------------

NEBRASKA (3.3%)
Nebraska Public Power District
 C.P.
  05-04-07               3.60        3,600,000           3,600,000
------------------------------------------------------------------

NEVADA (2.8%)
Las Vegas Valley Water District
 C.P.
  04-04-07               3.47        1,000,000           1,000,000
  05-23-07               3.58        2,000,000           2,000,000
                                                       -----------
Total                                                    3,000,000
------------------------------------------------------------------

NEW JERSEY (1.9%)
State of New Jersey
 T.R.A.N. Series 2006
  06-22-07               3.42        2,000,000           2,004,578
------------------------------------------------------------------

NEW MEXICO (0.9%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
  09-01-24               3.78        1,000,000(e)        1,000,000
------------------------------------------------------------------

PENNSYLVANIA (0.9%)
Bucks County Industrial Development Authority
 Revenue Bonds
 SHV Real Estate Incorporated
 V.R.D.N. Series 1985 (ABN AMRO Bank)
  07-01-15               3.70        1,000,000(e)        1,000,000
------------------------------------------------------------------

SOUTH CAROLINA (0.9%)
South Carolina Public Service Authority
 C.P.
  05-01-07               3.56        1,000,000           1,000,000
------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                     AMOUNT
                       EFFECTIVE   PAYABLE AT
ISSUE(B,C,D)             YIELD      MATURITY              VALUE(A)

TENNESSEE (1.2%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
  07-01-31              3.80%         $700,000(e)         $700,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2003 (Bank of America)
  01-01-33               3.80          145,000(e)          145,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
  07-01-34               3.80          400,000(e)          400,000
                                                       -----------
Total                                                    1,245,000
------------------------------------------------------------------

TEXAS (14.4%)
Bell County Health Facility Development Corporation
 Revenue Bonds
 Scott & White Memorial Hospital
 V.R.D.N. Series 2001-1
 (JPMorgan Chase Bank) MBIA
  08-15-31               3.77        1,120,000(e)        1,120,000
City of San Antonio
 Refunding Revenue Bonds
 Sub Lien
 V.R.D.N. Series 2003B
 (JPMorgan Chase Bank) MBIA
  05-15-33               3.69        3,940,000(e)        3,940,000
Harris County Health Facilities Development Corporation
 Revenue Bonds
 YMCA of Greater Houston
 V.R.D.N. Series 1999 (Bank One Texas)
  07-01-34               3.77        1,400,000(e)        1,400,000
Harris County
 C.P.
  06-04-07               3.61        3,000,000           3,000,000
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
  10-01-24               3.80          900,000(e)          900,000
State of Texas
 T.R.A.N. Series 2006
  08-31-07               3.47        5,000,000           5,019,219
                                                       -----------
Total                                                   15,379,219
------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                     AMOUNT
                       EFFECTIVE   PAYABLE AT
ISSUE(B,C,D)             YIELD      MATURITY              VALUE(A)

UTAH (5.7%)
Emery County
 Refunding Revenue Bonds
 Pacificorp Projects
 V.R.D.N. Series 1994 (Bank of Nova Scotia) AMBAC
  11-01-24              3.77%       $2,150,000(e)       $2,150,000
Intermountain Power Agency
 C.P.
  06-07-07               3.60        4,000,000           4,000,000
                                                       -----------
Total                                                    6,150,000
------------------------------------------------------------------

VIRGINIA (3.7%)
Chesapeake Hospital Authority
 Revenue Bonds
 Chesapeake General Hospital
 V.R.D.N. Series 2001A (SunTrust Bank)
  07-01-31               3.66        4,000,000(e)        4,000,000
------------------------------------------------------------------

WISCONSIN (3.8%)
City of Milwaukee
 Revenue Bonds
 Milwaukee Public Museum
 V.R.D.N. Series 2000 (Bank One)
  04-01-35               3.73        1,200,000(e)        1,200,000
Milwaukee Redevelopment Authority
 Revenue Bonds
 La Causa Incorporated Project
 V.R.D.N. Series 2000 (U.S. Bank)
  12-01-20               3.66        2,880,000(e)        2,880,000
                                                       -----------
Total                                                    4,080,000
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $106,892,974)(f)                               $106,892,974
==================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

2 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND-PORTFOLIO HOLDINGS AT MARCH 31, 2007

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(c) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(f) Also represents the cost of securities for federal income tax purposes at March 31, 2007.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND-PORTFOLIO HOLDINGS AT MARCH 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            RiverSource Tax-Exempt Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date May 30, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date May 30, 2007